Business Combinations	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
BUSINESS COMBINATIONS
3.	BUSINESS COMBINATIONS

Fiscal year 2024 acquisitions:

On May 13, 2024, the Company closed an acquisition of InnoAI Technology (Shenzhen) Co., Ltd. (“InnoAI”). Approximately $0.1 (RMB1) was paid in consideration of 100% of the equity interest in InnoAI. This acquisition has been accounted for in accordance with IFRS 3 guidelines under acquisition accounting, whereby the Company recognized the assets and liabilities transferred at their carrying amounts with carry-over basis.

A Purchase Price Allocation exercise has been undertaken to establish the constituent parts of the acquired companies’ balance sheet at fair value on acquisition. As is customary in these circumstances, this will remain under review and subject to change during the twelve-month hindsight period. At the date of the acquisition, the total assets, total liabilities and goodwill represent $4,720, $(35,187) and $30,467, respectively.

The total revenue included in the Consolidated Statement of Profit or Loss for the year ended December 31, 2024 since the acquisition date contributed by InnoAI was $99. Total net loss for the year ended December 31, 2024 incurred by InnoAI since the acquisition date was $95,290.

Had InnoAI been consolidated from January 1, 2024, the Consolidated Statement of Profit or Loss for the year ended December 31, 2024 would show revenue from InnoAI of $831 and net loss from InnoAI of $571,561.

During the year ended December 31, 2024, the Company recorded a full goodwill impairment loss on InnoAI of $30,575.

Fiscal year 2022 acquisitions:

During the year ended December 31, 2022, the Company acquired four subsidiaries from Mr. Tu Jingyi, a related party. These acquisitions have been accounted for in accordance with IFRS 3 guidelines under acquisition accounting, whereby the Company recognized the assets and liabilities transferred at their carrying amounts with carry-over basis.

A Purchase Price Allocation exercise has been undertaken to establish the constituent parts of the acquired companies’ balance sheet at fair value on acquisition. As is customary in these circumstances, this will remain under review and subject to change during the twelve-month hindsight period.

(i)	On March 22, 2022, the Company closed an acquisition of Shenzhen GFAI and Guangzhou GFAI. A total of $1,000,000 cash was paid and 2,142,852 shares were issued and valued at the $1.22 per share in consideration of 100% of the equity interest in both companies. As a result of the 2023 share consolidation, the share consideration became a total of 53,571 shares issued, valued at $48.8 per share.

The following represents the purchase price allocation at the date of the acquisition:

March 22, 2022
Cash and cash equivalents	$2,187
Trade and other receivables	896,327
Inventories	1,411,893
Other current assets	85,338
Other non-current assets	23,566
Property, plant and equipment	2,055,610
Intangible assets	1,592,783
Trade payables and other current liabilities	(4,320,434)
Goodwill	1,867,009
Total purchase price	$3,614,279

The total revenue included in the Consolidated Statement of Profit or Loss for the year ended December 31, 2022 since the acquisition date contributed by Shenzhen GFAI and Guangzhou GFAI was $661,839. Total net loss for the year ended December 31, 2022 incurred by Shenzhen GFAI and Guangzhou GFAI since the acquisition date was $3,306,084.

Had Shenzhen GFAI and Guangzhou GFAI been consolidated from January 1, 2022, the Consolidated Statement of Profit or Loss for the year ended December 31, 2022 would show total revenue from Shenzhen GFAI and Guangzhou GFAI of $952,358 and total net loss from Shenzhen GFAI and Guangzhou GFAI of $3,746,740.

During the year ended December 31, 2023, the Company recorded a goodwill impairment loss on Shenzhen GFAI and Guangzhou GFAI of $1,867,009. No impairment loss on goodwill was recorded on Shenzhen GFAI and Guangzhou GFAI for the years ended December 31, 2023, 2022.

(ii)	On June 22, 2022, the Company closed the acquisition of Beijing Wanjia. A total of $840,000 cash was paid and 3,780,000 shares were issued and valued at $0.52 per share in consideration of 100% of the equity interest in Beijing Wanjia. As a result of the 2023 share consolidation, the share consideration became a total of 94,500 shares issued, valued at $20.8 per share.

The following represents the purchase price allocation at the date of the acquisition:

June 22, 2022
Cash and cash equivalents	$38,342
Trade and other receivables	1,656,550
Inventories	562,768
Property, plant and equipment	20,488
Intangible assets	1,593,398
Other non-current assets	203,765
Trade payables and other current liabilities	(1,681,573)
Goodwill	411,862
Total purchase price	$2,805,600

The total revenue included in the Consolidated Statement of Profit or Loss for the year ended December 31, 2022 since the acquisition date contributed by Beijing Wanjia was $1,785,789. Total net loss for the year ended December 31, 2022 incurred by Beijing Wanjia since the acquisition date was $204,127.

Had Beijing Wanjia been consolidated from January 1, 2022, the Consolidated Statement of Profit or Loss for the year ended December 31, 2022 would show revenue from Beijing Wanjia of $3,255,081 and net loss from Beijing Wanjia of $544,673.

No impairment loss on goodwill was recorded on Beijing Wanjia for the years ended December 31, 2024 and 2023.

(iii)	On January 20, 2022, the Company closed an acquisition to obtain 100% equity interest in AI Malaysia. The consideration is approximately $1 (RM 1).

The following represents the purchase price allocation at the date of the acquisition:

January 20, 2022
Cash and cash equivalents	$12,500
Current liabilities	(13,184)
Goodwill	685
Total purchase price	$1

The revenue included in the Consolidated Statement of Profit or Loss for the year ended December 31, 2022 since the acquisition date contributed by AI Malaysia was $nil. Net loss incurred by AI Malaysia was $242,075 over the same period.

Had AI Malaysia been consolidated from January 1, 2022, the Consolidated Statement of Profit or Loss for the year ended December 31, 2022 would show revenue from AI Malaysia of $nil and net loss from AI Malaysia of $242,075.

During the year ended December 31, 2023, the Company recorded impairment loss on AI Malaysia of $685. No impairment loss on goodwill was recorded on AI Malaysia for the years ended December 31, 2022.

(iv)	On February 9, 2022, the Company closed an acquisition to obtain 100% equity interest in AI Macau. The consideration is approximately $3,205 (MOP 25,000).

The following represents the purchase price allocation at the date of the acquisition:

February 9, 2022
Cash and cash equivalents	$21,038
Other current assets	4,162
Current liabilities	(92,350)
Goodwill	70,355
Total purchase price	$3,205

AI Macau acts as an agent-only subsidiary company, operating solely and for all purposes as the agent of AI Hong Kong for the deployment of robots and thus, AI Macau has no independent revenue of its own.

During the year ended December 31, 2023, the Company recorded a goodwill impairment loss on AI Macau of $70,355. No impairment loss on goodwill was recorded on AI Macau for the years ended December 31, 2022.